Expenses	12 Months Ended
Dec. 31, 2024
EXPENSES [Abstract]
Expenses	Expenses
(a) Operating expenses by nature

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
OPERATING EXPENSES BY NATURE
Raw materials and consumables	170.3	182.3
Salaries and employee benefits	176.1	144.4
Contractors	90.0	105.4
Repairs and maintenance	69.0	67.0
General and administrative	29.1	25.8
Leases	9.4	4.5
Royalties	9.3	8.4
Drilling and analytical	3.5	6.8
Ore purchase costs	1.8	6.8
Other	9.5	11.3
Total production expenses	568.0	562.7
Less: Production expenses capitalized	(121.6)	(112.1)
Less: Change in inventories	(10.1)	(0.2)
Total operating expenses	436.3	450.4
(b) Finance costs and income

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
FINANCE INCOME
Interest income	6.9	7.5
FINANCE COSTS
Interest on senior unsecured notes	30.0	30.0
Accretion	4.7	4.7
Other finance costs	9.3	6.2
Total finance costs	44.0	40.9
Less: amounts included in cost of qualifying assets	(26.9)	(27.7)
Total finance costs	17.1	13.2

(c) Other (losses) and gains

	Year ended December 31
(in millions of U.S. dollars)	2024	2023
OTHER (LOSSES) AND GAINS
Gain (loss) on foreign exchange	13.0	(3.1)
Loss on disposal of assets	(1.3)	(0.3)
Loss on revaluation of investments	(0.9)	(4.4)
Unrealized loss on revaluation of non-current derivative financial liabilities (Note 10)	(130.6)	(108.2)
Gain on extinguishment of New Afton free cash flow interest obligation (Note 10)	42.3	—
(Loss) gain on foreign exchange derivative	(9.3)	3.0
Gain (loss) on fuel hedge swap contracts	1.1	(1.4)
Other	(3.2)	(0.9)
Total other losses	(88.9)	(115.3)